Basis of Consolidation	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Note 4. Basis of Consolidation

The consolidated financial statements include the accounts of Function(x) Inc., our wholly-owned subsidiaries and our majority-owned subsidiary.  All intercompany transactions and balances have been eliminated.  As of March 31, 2012 the Company has reflected $215 of a non-controlling interest for the 35% owners of TIPPT Media, Inc. to reflect their share of the TIPPT Media, Inc. loss of $613.  There was no non-controlling interest as of June 30, 2011.